CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER’ EQUITY (Unaudited) - USD ($) $ in Thousands	Total	Common Stock [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Additional Paid-in Capital [Member]	Other Comprehensive Income [Loss] [Member]
Beginning Balance, shares at Dec. 31, 2017		1,852	1,568
Beginning Balance, amount at Dec. 31, 2017	$ 184,388	$ 342	$ (131,663)	$ 268,194	$ 48,730	$ (1,215)
Net income	26,506			26,506
Stock-based compensation transactions	1,318		$ 26		1,292
Dividends	6,965			(6,965)
Reclass from adopting ASO 2016-01	0			(1,215)		1,215
Stock-based compensation transactions, shares		1	1
Shares surrendered in stock transactions	90		$ (90)
Ending Balance, Shares at Sep. 30, 2018		1,853	1,567
Ending Balance, Amount at Sep. 30, 2018	205,157	$ 342	$ (131,727)	286,520	50,022	0
Beginning Balance, shares at Jun. 30, 2018		1,853	1,567
Beginning Balance, amount at Jun. 30, 2018	198,057	$ 342	$ (131,727)	279,807	49,635
Net income	9,221			9,221
Stock-based compensation transactions	387				387
Dividends	(2,508)			(2,508)
Ending Balance, Shares at Sep. 30, 2018		1,853	1,567
Ending Balance, Amount at Sep. 30, 2018	205,157	$ 342	$ (131,727)	286,520	50,022	0
Beginning Balance, shares at Dec. 31, 2018		1,853	1,567
Beginning Balance, amount at Dec. 31, 2018	210,767	$ 342	$ (131,727)	291,761	50,391	0
Net income	28,697			28,697
Stock-based compensation transactions	1,315		$ 46		1,269
Dividends	7,895			7,895
Stock-based compensation transactions, shares		3	3
Shares surrendered in stock transactions	579		$ (579)
Shares surrendered in stock transactions, shares		1	1
Ending Balance, Shares at Sep. 30, 2019		1,855	1,565
Ending Balance, Amount at Sep. 30, 2019	232,305	$ 342	$ (132,260)	312,563	51,660	0
Beginning Balance, shares at Jun. 30, 2019		1,855	1,565
Beginning Balance, amount at Jun. 30, 2019	225,260	$ 342	$ (132,260)	305,846	51,332
Net income	9,595			9,595
Stock-based compensation transactions	328				328
Dividends	(2,878)			(2,878)
Ending Balance, Shares at Sep. 30, 2019		1,855	1,565
Ending Balance, Amount at Sep. 30, 2019	$ 232,305	$ 342	$ (132,260)	$ 312,563	$ 51,660	$ 0